Short term loans (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Short term loans	$ 0	$ 1,630	$ 3,457
Vendors
Statement [Line Items]
Short term loans	0	1,630
Short term loans
Statement [Line Items]
Short term loans	$ 0	$ 0